LICENSE RIGHT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets		$ 1,750,000	$ (0)
Accounts Payable, Current	$ 244,793	134,092	1,623,840
Amortization expense		0	291,667
CD38 Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Notes Issued		3,250,000
Notes Payable, Noncurrent	$ 1,500,000	$ 1,750,000
Debt Instrument, Maturity Date	Sep. 30, 2022	Mar. 31, 2022
CD38 Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets		$ 1,750,000
Capitalized Contract Cost, Gross	$ 5,000,000	5,000,000
Amortization		445,833	0
Consensi [Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of convertible debt		$ 1,500,000		$ 1,500,000
Accounts Payable, Current			500,000
Impairment of Intangible Assets, Finite-Lived			$ 708,333